SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS [Text Block]
10.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

	Cumulative amounts
	from the beginning of
	the exploration stage
	on January 1, 2003 to
	June 30, 2012	June 30, 2012	June 30, 2011

Cash paid during the period for:
Interest	$243,638	$1,702	$-
Income taxes	$-	$-	$-

There were no significant non-cash transactions during the six-month period ended June 30, 2012.

The significant non-cash transaction during the six months ended June 30, 2011 was the receipt of 1,000,000 Buccaneer common shares per the 2011 LOI valued at $411,440.

13.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

	Cumulative amounts
	from the beginning of
	the exploration stage
	on January 1, 2003 to
	December 31, 2011	2011	2010

Cash paid during the period for:
Interest	$187,362	$—	$—
Income taxes	$—	$—	$—

The significant non-cash transactions during the year ended December 31, 2011 include the receipt of 1,000,000 Buccaneer common shares per the 2011 LOI (Note 8), and the receipt of 1,000,000 NCD shares valued at $260,000 (Note 8).

The significant non-cash transactions during the year ended December 31, 2010 included (a) the issuance of 665,282 finder’s warrants with a value of $419,855 in connection with a private placement (Note 11); (b) the conversion of $250,000 of a convertible debenture into 250,000 common shares; and (c) capitalization of $76,298 in mineral properties related to asset retirement costs.